CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) shares in Millions, $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Income Statement [Abstract]
Operating recoveries	$ 47	$ 185
Expenses
Compensation and benefits	(37)	(122)
Carried interest allocation compensation
Realized	(14)	(14)
Unrealized	1	(55)
Total carried interest allocation compensation	(13)	(69)
Interest Expense	(2)	(3)
Total expenses	(52)	(194)
Share of income from equity method investments	114	243
Net income	$ 109	$ 234
Net income per share of common stock
Basic (in dollars per share)	$ 0.28	$ 0.59
Diluted (in dollars per share)	$ 0.28	$ 0.59
Weighted-average shares of common stock outstanding
Basic (in shares)	392.1	393.5
Diluted (in shares)	396.3	399.6
Comprehensive income:
Net income	$ 109	$ 234
Other comprehensive income:
Currency translation from equity method investments	4	4
Other comprehensive income	4	4
Comprehensive income	$ 113	$ 238